Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.  Stock-Based Compensation Plans

We have three stock incentive plans under which 6.2 million shares can be issued to key employees and directors through a grant of stock options, stock awards and/or performance stock units (“PSUs”).  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.

     We grant stock options, stock awards and PSUs to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options generally vest evenly annually over a three-year period and have a contractual life of 10 years.  Restricted stock awards generally cliff vest over a three- or four-year period.  Unrestricted stock awards generally are granted to our non-employee directors annually at the time of our annual meeting.  PSUs are contingent upon achievement of multi-year earnings targets or market targets.  Upon achievement of targets, PSUs are converted to unrestricted shares of Capital stock.

    We recognize the cost of stock options, stock awards and PSUs on a straight-line basis over the service life of the award, generally the vesting period.  We include the cost of restricted stock awards in amortization expense and the cost of all other stock-based compensation in selling, general and administrative expense.

In May 2014, the CIC granted 5,432 unrestricted shares of Capital stock to the Company’s outside directors.

PERFORMANCE AWARDS

In November 2013 and February 2014, the CIC granted PSUs contingent upon the achievement of certain total stockholder return (“TSR”) targets as compared to the TSR of a group of peer companies for the three-year measurement period, at which date the awards may vest.  We utilize a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility and the risk-free rate of interest to value these TSR awards.  We amortize the total estimated cost over the service period of the award.

In November 2013 and February 2014, the CIC granted PSUs contingent the achievement of certain earnings per share (“EPS”) targets over the three-year measurement period.  At the end of each reporting period, we estimate the number of shares we believe will ultimately vest and record that expense over the service period of the award.

Comparative data for the PSUs include:

	2014 Awards	2013 Awards
TSR Awards
Shares granted	10,340	16,149
Per-share fair value	$ 112.60	$ 123.81
Volatility	30.8%	21.2%
Risk-free interest rate	0.33%	0.25%

EPS Awards
Shares granted and expected to vest	14,061	16,149
Per-share fair value	$ 82.80	$ 106.53

Common Assumptions
Service period (years)	2.9	2.2
Three-year measurement period ends December 31,	2016	2015

The following table summarizes total stock option, stock award and PSU activity during 2014:

	Stock Options				Stock Awards and PSUs
		Weighted Average		Aggregate			Weighted
			Remaining	Intrinsic			Average
	Number of	Exercise	Contractual	Value	Number of		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards		Price
Outstanding at January 1, 2014	2,167,412	$61.63			281,558		$56.93
Granted	410,800	106.59			29,833	*	94.16
Exercised/Vested	(803,170)	59.26			(54,905)		56.64
Canceled/ Forfeited	(6,868)	65.89			(59,277)		26.49
Outstanding at December 31, 2014	1,768,174	73.14	7.0	$59,065	197,209		71.79

Vested and expected to vest at December 31, 2014	1,768,174	73.14	7.0	59,065	197,209		71.79
Exercisable at December 31, 2014	997,632	61.38	5.3	45,048	n.a.		n.a.

* Stock Awards and PSUs granted comprise (in shares):	Years Ended December 31,
	2014	2013	2012

Immediate vesting and time-based vesting stock awards	5,432	37,024	44,657
Performance awards vesting upon attainment of earnings targets (not yet earned)	14,061	16,149	-
Market awards vesting upon attainment of TSR or market price targets (not yet earned)	10,340	16,149	58,515
Total stock awards and PSUs granted	29,833	69,322	103,172

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

Comparative data for stock options, stock awards and PSUs include (in thousands, except per-share amounts):

	Years Ended December 31,
	2014	2013	2012
Total compensation cost of stock-based compensation
plans charged against income	$10,323	$10,868	$11,974
Total income tax benefit recognized in income for stock
based compensation plans	3,794	3,994	4,401
Total intrinsic value of stock options exercised	26,344	16,922	15,671
Total intrinsic value of stock awards vested during the period	4,564	4,298	2,786
Per-share weighted averaged grant-date fair value of stock awards
and PSUs granted	94.16	74.60	41.49

The assumptions we used to value stock option grants are as follows:

	2014	2013	2012

Stock price on date of issuance	$ 106.59	$ 70.30	$ 63.36
Grant date fair value per share	$ 21.58	$ 14.79	$ 15.98
Number of options granted	410,800	329,274	442,350
Expected term (years)	4.8	4.9	4.9
Risk free rate of return	1.59%	1.39%	0.89%
Volatility	22.60%	24.90%	30.80%
Dividend yield	0.8%	1.1%	1.0%
Forfeiture rate	-	-	-

Other data for stock options, stock awards and PSUs for 2014 include (dollar amounts in thousands):

	Stock	Stock Awards
	Options	and PSUs
Total unrecognized compensation related to nonvested options and awards at end of year	$11,743	$5,259
Weighted average period over which unrecognized compensation cost of nonvested options
and awards to be recognized (years)	2.5	1.2
Actual income tax benefit realized from options exercised or stock awards vested	$9,724	1,682
Aggregate intrinsic value of stock options, stock awards and PSUs vested and expected to vest	$59,065	$21,009

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.